Summary of Significant Accounting Policies - Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Government Contracts Concentration Risk | Revenue | Grant B
Concentration Risk [Line Items]
Risk concentration		10.00%
Government Contracts Concentration Risk | Revenue | Grant C
Concentration Risk [Line Items]
Risk concentration	100.00%	67.00%
Government Contracts Concentration Risk | Revenue | Grant D
Concentration Risk [Line Items]
Risk concentration		18.00%
Government Contracts Concentration Risk | Revenue | Grant Revenue
Concentration Risk [Line Items]
Risk concentration	100.00%	95.00%
Credit Concentration Risk | Accounts Receivable | Grant C
Concentration Risk [Line Items]
Risk concentration	100.00%	100.00%
Credit Concentration Risk | Accounts Receivable | Grant Revenue
Concentration Risk [Line Items]
Risk concentration	100.00%	100.00%